Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Exploration and evaluation expenses	$ (1,270,257)	$ (1,774,102)
General and administrative expenses	(1,920,709)	(156,039)
Operating loss	(3,190,966)	(1,930,141)
Finance cost	(167,757)	(134,193)
Gains on fair value changes	201,590
Loss before tax	(3,157,133)	(2,064,334)
Income tax expenses
Loss for the year	(3,157,133)	(2,064,334)
Total comprehensive loss for the year	$ (3,157,133)	$ (2,064,334)
Loss per share attributable to the ordinary equity holders of the Company:
Basic loss per share attributable to shareholders	$ (0.03)	$ (0.02)
Diluted loss per share attributable to shareholders	$ (0.03)	$ (0.02)